Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Maturity Profile Of Accrued Liabilities Based On Contractual Undiscounted Payments [Abstract]
Summary of Maturity Profile of Accrued Liabilities Based on Contractual Undiscounted Payments

The below table summarizes the maturity profile of the Group’s accrued liabilities based on contractual undiscounted payments:

	Less than 12 months	1 to 5 years	Total
December 31, 2021	€	€	€
Trade and other payables	2,490,572	—	2,490,572
Accrued liabilities	4,270,082	—	4,270,082
	Less than 12 months	1 to 5 years	Total
December 31, 2020	€	€	€
Trade and other payables	830,864	—	846,952
Accrued liabilities	4,466,837	—	4,466,837